SCHEDULE OF SHARE OPTION RESERVE (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Share option awards	$ 2,261,408	$ 1,076,345
Share Units	2,141,769
Management shares	1,063,621
Share option reserve	$ 5,466,798	$ 1,076,345